Note 13 - Convertible Debt and Derivative Valuation (Details) - USD ($)		4 Months Ended		12 Months Ended
	Jan. 17, 2018	Apr. 16, 2019	Apr. 16, 2018	Dec. 31, 2018	Dec. 31, 2017
Note 13 - Convertible Debt and Derivative Valuation (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 29,320
Value of Derivatives at Issuance				74,848	$ 175,703
Power Up Lending Group, LLC [Member] | Convertible Debt [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) [Line Items]
Short-term Debt				$ 48,680
Convertible Debt [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) [Line Items]
Convertible Notes Payable					187,236
Convertible Debt [Member] | Power Up Lending Group, LLC [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 59,815
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					2,556,528
Redemption of Redstart Series C Preferred Shares #1 [Member] | Convertible Debt [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)			68,000
Redemption of Redstart Series C Preferred Shares #1 [Member] | Subsequent Event [Member] | Convertible Debt [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)		68,000
Redemption of Redstart Series C Preferred Shares #2 [Member] | Convertible Debt [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)			73,000
Redemption of Redstart Series C Preferred Shares #2 [Member] | Subsequent Event [Member] | Convertible Debt [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)		73,000
Debt Conversion #1 [Member] | Convertible Debt [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 14,575
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	12,500,000
Convertible Notes Payable	$ 78,150